Segments and Geographical Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION

NOTE 18:- SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the Intelligent Robotics and RFID Division segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2019, 2018 and 2017 were as follows:

	Intelligent Robotics and RFID Division	Supply Chain Solutions	Intercompany	Consolidated
2019
Revenues	$14,180	$19,750	$(113)	$33,817
Gross profit	$2,908	$3,750	$-	$6,658
Assets related to segment	$6,850	$1,027	$-	$7,877

2018
Revenues	$14,633	$18,205	$(188)	$32,650
Gross profit	$3,371	$3,372	$-	$6,743
Assets related to segment	$5,325	$717	$-	$6,042

2017
Revenues	$13,666	$15,495	$(229)	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Assets related to segment	$5,456	$229	$-	$5,685

b.	The following presents total revenues for the years 2019, 2018 and 2017 based on the location of customers and long- lived assets based on major geographic areas in which the Company operates:

	Year ended December 31,
	2019		2018		2017
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$23,493	$1,257	$22,990	$1,108	$21,870	$651
Far East	5,055	-	3,800	-	1,416	-
India	3,624	-	4,209	-	4,497	-
America	901	-	1,189	-	918	-
Europe	744	-	462	-	231	-

	$33,817	$1,257	$32,650	$1,108	$28,932	$651

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

c.	There were no major customer during the reported periods.